Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Schedule of Inventory
	December 31, 2023	December 31, 2022
Finished products	$4,624,471	$7,392,002
Impairment of finished products	(1,434,827)	(3,555,683)
Accessories and spare parts	829,860	675,001
Impairment of accessories and spare parts	(474,985)	(418,770)
Total	$3,544,519	$4,092,550